CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL (Parenthetical) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Statement of changes in equity [abstract]
Non-controlling interests	$ 1.8	$ 1.7